Accounting for Transfers and Servicing of Financial Assets and Variable Interest Entities (Tables)	12 Months Ended
Dec. 31, 2019
Accounting Policies [Abstract]
Summary of Investments in Community Development and Tax-advantaged VIEs
The following table provides a summary of investments in community development and tax-advantaged
VIEs that the Company has not consolidated:

At December 31 (Dollars in Millions)	2019	2018
Investment carrying amount	$6,148	$5,823
Unfunded capital and other commitments	2,938	2,778
Maximum exposure to loss	12,118	12,360